Changes in consolidated statements of comprehensive income (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on deferred cash flow hedges, net of taxes		$ 2,000	$ (24,000)
Net investment hedge, net of taxes		(232,000)	91,000	$ (50,000)
Net actuarial gains/losses from defined benefit plans, net of taxes		1,155,000	2,024,000	(160,000)
Currency translation effects, net of taxes		3,026,000	(1,566,000)	1,375,000
Income tax relating to components of other comprehensive income		(174,000)	(352,000)
Cumulative currency translation gains/losses recycled through income statement	$ 357,000
Fair value adjustments on financial instruments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(175,000)	(158,000)	(198,000)
Fair value adjustments on equity securities, net of taxes		39,000	64,000	37,000
Total value adjustments		39,000	64,000	37,000
Fair value adjustments related to divestments				2,000
Value adjustments regognized through equity		(36,000)	(81,000)	3,000
Value adjustments on comprehensive income at end of period		(172,000)	(175,000)	(158,000)
Income tax relating to components of other comprehensive income		(10,000)	(8,000)	(6,000)
Fair value adjustments on equity securities sold
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on equity securities sold, reclassified to retained earnings		(36,000)	(81,000)	1,000
Income tax relating to components of other comprehensive income		12,000	8,000	(7,000)
Value adjustments related to divestments
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income				(4,000)
Net investment hedge
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income		73,000	(30,000)	19,000
Actuarial gains/losses from defined benefit plans
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(2,147,000)	(4,171,000)	(4,038,000)
Net actuarial gains/losses from defined benefit plans, net of taxes		1,155,000	2,024,000	(160,000)
Total value adjustments		1,155,000	2,024,000	(160,000)
Fair value adjustments related to divestments				27,000
Value adjustments regognized through equity				27,000
Value adjustments on comprehensive income at end of period		(992,000)	(2,147,000)	(4,171,000)
Income tax relating to components of other comprehensive income		(174,000)	(343,000)	16,000
Hedging reserves
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(24,000)
Fair value adjustments on deferred cash flow hedges, net of taxes		2,000	(24,000)
Total value adjustments		2,000	(24,000)
Value adjustments on comprehensive income at end of period		(22,000)	(24,000)
Income tax relating to components of other comprehensive income		0	3,000
Cumulative currency translation effects
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(909,000)	563,000	(760,000)
Net investment hedge, net of taxes		(232,000)	91,000	(50,000)
Currency translation effects, net of taxes		3,021,000	(1,563,000)	1,373,000
Total value adjustments		2,789,000	(1,472,000)	1,323,000
Value adjustments on comprehensive income at end of period		1,880,000	(909,000)	563,000
Income tax relating to components of other comprehensive income		(134,000)	6,000	(6,000)
Cumulative currency translation gains/losses recycled through income statement		(57,000)	(5,000)	358,000
Cumulative currency translation effects | Continuing operations
Changes in consolidated statements of comprehensive income [line items]
Cumulative currency translation gains/losses recycled through income statement				1,000
Cumulative currency translation effects | Discontinued operations
Changes in consolidated statements of comprehensive income [line items]
Cumulative currency translation gains/losses recycled through income statement				357,000
Total value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(3,255,000)	(3,766,000)	(4,996,000)
Fair value adjustments on equity securities, net of taxes		39,000	64,000	37,000
Fair value adjustments on deferred cash flow hedges, net of taxes		2,000	(24,000)
Net investment hedge, net of taxes		(232,000)	91,000	(50,000)
Net actuarial gains/losses from defined benefit plans, net of taxes		1,155,000	2,024,000	(160,000)
Currency translation effects, net of taxes		3,021,000	(1,563,000)	1,373,000
Total value adjustments		3,985,000	592,000	1,200,000
Fair value adjustments on equity securities sold, reclassified to retained earnings		(36,000)	(81,000)	1,000
Fair value adjustments related to divestments				29,000
Value adjustments regognized through equity		(36,000)	(81,000)	30,000
Value adjustments on comprehensive income at end of period		694,000	(3,255,000)	(3,766,000)
Non-controlling interests [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(39,000)	(36,000)	(38,000)
Currency translation effects, net of taxes		5,000	(3,000)	2,000
Total value adjustments		5,000	(3,000)	2,000
Value adjustments on comprehensive income at end of period		(34,000)	(39,000)	(36,000)
Total fair value adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(3,294,000)	(3,802,000)	(5,034,000)
Fair value adjustments on equity securities, net of taxes		39,000	64,000	37,000
Fair value adjustments on deferred cash flow hedges, net of taxes		2,000	(24,000)
Net investment hedge, net of taxes		(232,000)	91,000	(50,000)
Net actuarial gains/losses from defined benefit plans, net of taxes		1,155,000	2,024,000	(160,000)
Currency translation effects, net of taxes		3,026,000	(1,566,000)	1,375,000
Total value adjustments		3,990,000	589,000	1,202,000
Gain (loss) on sale of other financial assets		(36,000)	(70,000)
Fair value adjustments on equity securities sold, reclassified to retained earnings		(36,000)	(81,000)	1,000
Fair value adjustments related to divestments				29,000
Value adjustments regognized through equity		(36,000)	(81,000)	30,000
Value adjustments on comprehensive income at end of period		$ 660,000	(3,294,000)	$ (3,802,000)
Interest expense on hedge item recycled through the income statement			$ 1,000